OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Provision for credit commitments [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	£ (1)
Charge for the year	(15)
Ending Balance	177
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Exchange and other adjustments	367
Provisions applied	(2,461)
Charge for the year	2,450
Ending Balance	1,880
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	861
Provisions applied	(778)
Charge for the year	445
Ending Balance	528
Vacant leasehold property [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	872
Exchange and other adjustments	(39)
Provisions applied	(593)
Charge for the year	498
Ending Balance	738
Miscellaneous other provisions [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	3,450
Exchange and other adjustments	327
Provisions applied	(3,832)
Charge for the year	3,378
Ending Balance	3,323
Previously stated [member] | Provision for credit commitments [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	193
Ending Balance
Previously stated [member] | Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	1,524
Ending Balance
Previously stated [member] | Other regulatory provisions [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	861
Ending Balance
Previously stated [member] | Vacant leasehold property [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	969
Ending Balance
Previously stated [member] | Miscellaneous other provisions [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	3,547
Ending Balance
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Vacant leasehold property [Member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	(97)
Ending Balance
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Miscellaneous other provisions [member]
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Beginning Balance	£ (97)
Ending Balance